Income Taxes - Schedule of income before income tax, domestic and foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (375,542)	$ (40,135)
Foreign	(1,808)	1,652
Loss before provision for income taxes	$ (377,350)	$ (38,483)	$ (2,935)